RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2015	$4,148,771	$-	$(29,822)	$344,687

Operating limited partnership rents received in advance	-	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(3,566,927)	-	72,387	(285,273)

Other	8,642,826	-	820,101	585,933

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,061,168)	-	(121,230)	(112,480)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(442,211)	-	(77,208)	(86,727)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,351,614)	-	(73,560)	(72,124)

Income (loss) for tax return purposes, December 31, 2014	$4,369,677	$-	$590,668	$374,016

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2015	$508,332	$(10,347)	$3,335,921

Operating limited partnership rents received in advance	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(452,593)	(126,844)	(2,774,604)

Other	1,590,290	985,561	4,660,941

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(243,525)	(128,085)	(455,848)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(54,059)	(58,987)	(165,230)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(119,598)	(44,521)	(3,041,811)

Income (loss) for tax return purposes, December 31, 2014	$1,228,847	$616,777	$1,559,369

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2014	$1,764,877	$-	$(37,650)	$174,126

Operating limited partnership rents received in advance	60	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(1,715,077)	-	82,528	(245,472)

Other	12,100,950	-	1,243,667	2,338,708

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,286,395)	-	(88,096)	(170,438)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(516,404)	-	(76,130)	(76,814)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,648,947)	-	(122,360)	(260,155)

Income (loss) for tax return purposes, December 31, 2013	$7,699,064	$-	$1,001,959	$1,759,955

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2014	$(95,260)	$693,634	$1,030,027

Operating limited partnership rents received in advance	-	60	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(750)	(571,704)	(979,679)

Other	890,187	4,232,114	3,396,274

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(322,392)	(211,967)	(493,502)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(85,332)	(88,950)	(189,178)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,984)	(923,136)	(1,338,312)

Income (loss) for tax return purposes, December 31, 2013	$381,469	$3,130,051	$1,425,630

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2015 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2014	$(26,329,293)	$-	$(5,128,323)	$(3,369,595)

Add back losses not recognized under the equity method	20,593,550	-	3,615,838	2,630,032

Impairment loss in investments in operating limited partnerships	(1,350,529)	-	(151,618)	(80,832)

Less share of loss - three months ended March 31, 2015	(311,421)	-	-	-

Other	7,397,693	-	1,664,103	820,395

Investments in operating limited partnerships - as reported, March 31, 2015	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2015 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2014	$(5,823,920)	$(4,406,383)	$(7,601,072)

Add back losses not recognized under the equity method	4,489,063	3,748,794	6,109,823

Impairment loss in investments in operating limited partnerships	(34,628)	-	(1,083,451)

Less share of loss - three months ended March 31, 2015	-	(115,443)	(195,978)

Other	1,369,485	773,032	2,770,678

Investments in operating limited partnerships - as reported, March 31, 2015	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2013	$(30,447,522)	$-	$(5,659,111)	$(3,680,320)

Add back losses not recognized under the equity method	23,128,112	-	3,765,371	2,653,102

Impairment loss in investments in operating limited partnerships	(2,314,771)	-	(151,618)	(252,659)

Less share of loss - three months ended March 31, 2014	(514,213)	-	-	-

Other	10,148,394	-	2,045,358	1,279,877

Investments in operating limited partnerships - as reported, March 31, 2014	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2013	$(6,956,487)	$(5,005,354)	$(9,146,250)

Add back losses not recognized under the equity method	5,203,502	3,720,151	7,785,986

Impairment loss in investments in operating limited partnerships	(282,491)	(62,060)	(1,565,943)

Less share of loss - three months ended March 31, 2014	-	(130,802)	(383,411)

Other	2,035,476	1,478,065	3,309,618

Investments in operating limited partnerships - as reported, March 31, 2014	$-	$-	$-